Leases and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Leases [Abstract]
Disclosure of additional information about leasing activities for lessee
As a lessee, the Company leases various assets including mobile mine equipment, office and properties. These right-of-use assets are presented as property, plant and equipment.

	Right-of-use Land and buildings	Right-of-use Plant and equipment	Total
Cost
Opening balance at January 1, 2020	$8,107	$26,400	$34,507
Additions	6,922	4,372	11,294
Disposals	(474)	(931)	(1,405)
Balance at December 31, 2020	$14,555	$29,841	$44,396
Additions	815	7,513	8,328
Disposals	(754)	(2,117)	(2,871)
Balance at December 31, 2021	$14,616	$35,237	$49,853

Accumulated depreciation
Opening balance at January 1, 2020	$(1,184)	$(4,554)	$(5,738)
Depreciation for the year	(1,200)	(5,926)	(7,126)
Disposals	81	206	287
Balance at December 31, 2020	$(2,303)	$(10,274)	$(12,577)
Depreciation for the year	(1,526)	(6,495)	(8,021)
Disposals	438	380	818
Balance at December 31, 2021	$(3,391)	$(16,389)	$(19,780)

Right-of-use assets, net carrying amount at December 31, 2020	12,252	19,567	31,819
Right-of-use assets, net carrying amount at December 31, 2021	$11,225	$18,848	$30,073